Note 3 - Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	6 Months Ended
Feb. 28, 2015
Policies
Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investment instruments purchased with an initial maturity of three months or less to be cash equivalents.